COSTS AND EXPENSES (INCOME) - Proxy contest expenses (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Proxy contest expenses
Proxy contest expenses	CAD 5.9
Reimbursed out-of-pocket incurred proxy contest expenses	2.0
Sandpiper Group
Proxy contest expenses
Reimbursed out-of-pocket incurred proxy contest expenses	CAD 0.7